Basis of Presentation	12 Months Ended
Jul. 31, 2020
Basis Of Presentation [Abstract]
Basis of Presentation

2. Basis of Preparation

Statement of Compliance

These consolidated financial statements have been prepared in compliance with the International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") including IFRS Interpretations Committee ("IFRIC").

These consolidated financial statements were approved and authorized for issue by the Board of Directors on October 29, 2020.

Basis of Measurement

The consolidated financial statements have been prepared on an historical cost basis except for certain financial instruments and biological assets, which are carried at remeasured amounts or fair value, as detailed in the Company's accounting policies.

New and Amended Standards

The Company has applied IFRS 16 - Leases for the first time for the annual reporting period commencing August 1, 2019. Refer to Note 19 for details of the impact on adoption.

Certain new accounting standards and interpretations have been published that are not mandatory for the year ended July 31, 2020 and have not been early adopted by the Company. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Functional and Presentation Currency

The consolidated financial statements are presented in Canadian dollars. Each entity within the Company determines its own functional currency based on the primary economic environment in which it operates.

Basis of Consolidation

SUBSIDIARIES

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed, or have rights to, to the variable returns from its activities. The financial statements of subsidiaries are consolidated from the date that control commences until the date that control ceases. All intercompany transactions, balances, and unrealized gains and losses are eliminated upon consolidation.

Non-controlling interest ("NCI") represents the portion of equity ownership in subsidiaries not attributable to the Company's shareholders. NCI is initially measured as the proportionate share of its interest in the acquiree's identifiable net assets as at the date of acquisition and subsequently adjusted for the proportionate share of net earnings and other comprehensive income (loss) attributable to the NCI, as well as any dividends or distributions paid to the NCI. Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of loss and comprehensive loss, statements of changes in equity and balance sheets respectively.

Principal Operating Subsidiaries	Jurisdiction	Interest Held	Principal Activity
HEXO Operations Inc.	Ontario, Canada	100%	To produce and sell cannabis and cannabis products under the Cannabis Act.

HEXO USA Inc.	Delaware, USA	100%	To facilitate expansion into the US market.

Keystone Isolation Technologies Inc. ("KIT'')	Ontario, Canada	60%

Intended to provide the Company with high quality extraction technology to facilitate an efficiently processed and consistent supply of CBD and THC to supply the Canadian and global market for cannabis derivatives

Neal Up Brands Inc.	Ontario, Canada	60%	To produce and sell cannabis and cannabis products under the Cannabis Act.

JOINT ARRANGEMENTS

Investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. The Company currently holds interests in joint ventures but has no interest in joint operations.

Joint ventures

Interests in joint ventures are accounted for using the equity method (see "Equity Method" below), after initially being recognized at cost in the consolidated balance sheet.

The following are the Company's joint ventures however, none are considered material to the Company:

Significant Joint Ventures	Jurisdiction	Interest Held	Principal Activity
HEXO MED A.E.	Athens, Greece	51%	Intended to serve as the Company's entry point into the European medical cannabis markets.

Belleville Complex Inc.	Ontario, Canada	25%	The venture was established to manage the property of Belleville facility.

Associates

Associates are all entities over which the Company has significant influence but not control or joint control. This is generally the case where the Company holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see "Equity Method" below), after initially being recognized at cost

The following associates are significant to the Company; however, only Truss Limited Partnership is considered material to the Company:

Significant Associates	Jurisdiction	Interest Held	Principal Activity
Truss Limited Partnership ("Truss LP")	Ontario, Canada	42.5%	To pursue opportunities to develop non-alcoholic, cannabis-infused beverages for the Canadian market following adult-use legalization.

Truss CBD USA LLC ("Truss CBD US")	Colorado, USA	42.5%	To explore opportunities for non-alcohol hemp-derived CBD beverages in the State of Colorado.

EQUITY METHOD

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Company's share of the post-acquisition profits or losses of the investee in profit or loss, and the Company's share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

Where the Company's share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Company and its associates and joint ventures are eliminated to the extent of the Company's interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Company.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described herein.

OPERATING SEGMENTS

An operating segment is a component of the Company for which discrete financial information is available and whose operating results are regularly reviewed by the entity's chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and that engages in business activities from which it may earn revenue and incur expenses. The Company only has one operating segment.